STOCK-BASED COMPENSATION (Narrative) (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
STOCK-BASED COMPENSATION [Abstract]
Stock-based compensation expense	$ 25,632
Unrecognized compensation cost related to stock options	151,666
Unrecognized compensation cost related to stock options, period of recognition	2 years
Options outstanding, aggregate intrinsic value